Trade Receivables - Narrative (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Trade receivables
Financial assets	€ 3,791.4	€ 3,952.7	€ 4,504.9
Past due and impaired
Trade receivables
Percentage of loss allowance	50.00%
Trade receivables [Member]
Trade receivables
Change in allowance for impairment	€ 0.0	0.0	0.0
Bad Debts Written off	0.0	0.0	0.0
Financial assets	59.5	57.6	54.3
Trade receivables [Member] | Past due
Trade receivables
Financial assets	0.8	0.8	0.8
Trade receivables [Member] | Past due and impaired
Trade receivables
Financial assets	0.2	0.2	0.2
Trade receivables [Member] | Past due but not impaired
Trade receivables
Financial assets	€ 0.6	€ 0.6	€ 0.6